EQUITY METHOD INVESTMENTS - Statements of Operations Information (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2016	Nov. 30, 2015
OGC
Schedule of Equity Method Investments [Line Items]
Total revenues	$ 45,313	$ 148,662	$ 120,623
Total operating expenses	64,166	96,647	96,948
Net income (loss)	(18,853)	52,009	23,655
OCC
Schedule of Equity Method Investments [Line Items]
Total revenues		15,791	9,467
Total operating expenses	2,208	111,528	15,633
Net income (loss)	$ (2,208)	$ (94,230)	$ (6,852)